Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Recurring Level 3 Financial Instruments (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Beginning of Year Balance	$ 1,195,000	$ 1,490,000	$ 1,195,000
Discount Accretion		7,000	9,000
Other-than-temporary impairment on available for sale securities	(176,000)		(176,000)
Unrealized Gain (Loss)		(96,000)	462,000
Ending Balance		$ 1,401,000	$ 1,490,000